Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Reconciliation of Segment Adjusted EBITDA to cash flows provided by (used in) operating activities
Segment Adjusted EBITDA	$ 121,670	$ 103,440		$ 328,537	$ 291,336
Related party management fees	(20,609)	(1,250)	(3,014)	(23,109)	(3,750)	(5,000)
Restructuring charges	(1,319)	(2,028)	(6,483)	(4,988)	(10,751)	(14,086)
Interest expense (less deferred loan fee amortization)	(42,239)	(37,328)	94,470	(134,393)	(113,923)	165,200
Payment of dissenting shareholder settlement				(13,717)
Change in accounts receivable	(71,543)	(25,547)	(4,730)	(126,506)	(68,376)	(81,857)
Change in other operating assets/liabilities	40,688	36,606	25,146	14,829	51,474	72,514
Excess tax benefits from equity-based compensation				(3,168)		(873)
Interest and other (expense) income	(52)	937	(3,151)	(13,022)	1,340	1,422
Income tax benefit, net of change in deferred taxes	5,037	31,491	13,459	387	21,194	(4,469)
Other	89	(205)	(193)	775	703	(594)
Net cash provided by operating activities	$ 31,722	$ 106,116	$ 114,821	$ 25,625	$ 169,247	$ 216,435